CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Cash flows from operating activities:
Net income	$ 17,103,813	$ 16,562,227	$ 13,336,552
Adjustments to reconcile net income to net cash and cash equivalents provided by (used for) operating activities:
Provision for credit losses on finance receivables	25,565,703	22,432,831	23,454,336
Depreciation and amortization	2,893,041	3,873,419	4,663,599
Deferred income taxes	(2,625,901)	(1,688,424)	(1,776,250)
Interest accrued on investment notes	2,055,904	1,786,588	1,811,936
Changes in:
Accounts payable and accrued expenses	(228,399)	(971,712)	2,379,221
Deferred acquisition costs	(1,309,561)	(1,573,700)	4,284,931
Unearned premium reserves	3,062,168	3,661,587	(172,236)
Prepaids and other assets	1,242,520	(286,230)	287,646
Net cash provided by operating activities	47,759,288	43,796,586	48,269,735
Cash flows from investing activities:
Finance receivables purchased from affiliate	(251,013,073)	(240,871,321)	(225,538,247)
Finance receivables purchased from retail merchants	(29,026,308)	(37,421,612)	(45,203,536)
Finance receivables repaid	250,664,133	236,171,217	200,892,812
Capital expenditures	(25,920)	(57,294)	(186,672)
Change in restricted cash	(27,187)	(555,333)	587,642
Investments purchased - restricted		(1,089,712)	(4,058,839)
Investments purchased - non-restricted	(790,238)
Investments matured - restricted	130,237	2,189,168	2,722,000
Investments matured - non-restricted	2,200,000
Net cash used in investing activities	(27,888,356)	(41,634,887)	(70,784,840)
Cash flows from financing activities:
Net (borrowing) repayments under lines of credit	(21,373,000)	603,000	(2,816,000)
Proceeds from borrowings	142,131,268	102,976,531	114,824,809
Repayment of borrowings	(118,565,582)	(96,553,376)	(95,411,529)
Repayment of subordinated debt - parent	(13,900,000)
Dividends paid to parent	(8,845,387)	(10,560,722)	(3,517,834)
Net cash provided by (used in)/provided by financing activities	(20,552,701)	(3,534,567)	13,079,446
Net decrease in cash and equivalents	(681,769)	(1,372,868)	(9,435,659)
Cash and cash equivalents Beginning of period	1,938,610	3,311,478	12,747,137
Cash and cash equivalents End of period	1,256,841	1,938,610	3,311,478
Additional cash flow information:
Interest paid	16,449,222	16,079,944	14,560,248
Income taxes paid	13,727,467	12,019,609	9,607,164
Noncash financing activities:
Capital contribution from parent			$ 2,000,000